SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENT
Schedule of restricted shares granted to employees and directors

		Weighted
		average
		grant date	Aggregated
	Number of	fair value	intrinsic
	options	per share	value
		US$	US$

Outstanding, January 1, 2023	—	—	—
Granted	87,737,000	0.02	1,955
Forfeited	—	—	—
Exercised	(47,419,000)	0.02	754
Outstanding, December 31, 2023	40,318,000	0.03	2,032
Granted	38,644,400	0.03	1,070
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, December 31, 2024	38,644,400	0.03	974
Granted	—	—	—
Forfeited	—	—	—
Exercised	(38,644,400)	0.03	1,070
Outstanding, December 31, 2025	—	—	—

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees, consultants and directors

	For the year ended December 31, 2023
	Employees	Consultants	Directors	Total
	US$	US$	US$	US$

Cost of services	231	—	—	231
General and administrative expenses	665	56	52	773
Service development expenses	26	—	—	26

	922	56	52	1,030

	For the year ended December 31, 2024
	Employees	Directors	Total
	US$	US$	US$

General and administrative expenses	1,136	9	1,145
Service development expenses	69	—	69

	1,205	9	1,214

	For the year ended December 31, 2025
	Employees	Directors	Total
	US$	US$	US$
General and administrative expenses	818	33	851
	818	33	851

Summary of warrants activity and related information

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2023	731,333,300	0.17	3.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(260,000,000)	0.32	—	—
Exercised	(500,000)	0.06	0.17	—
Outstanding, December 31, 2024	470,833,300	0.08	1.76	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(155,166,650)	0.06	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2025	315,666,850	0.09	1.56	—
Vested and expected to vest at December 31, 2025	315,666,850	0.09	1.56	—
Exercisable at December 31, 2025	315,666,850	0.09	1.56	—